Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of classes of assets and liabilities of discontinued operations
	As of December 31,
	2021	2022

ASSETS
Current assets
Cash	$570	$-
Prepaid expenses and other current assets	3,305	-
Total current assets	3,875	-

Noncurrent assets
Long-term investment	169	-
Long-term receivables	4,597	-
Property, plant and equipment, net	234	-
Total noncurrent assets	5,000	-

TOTAL ASSETS	8,875	-

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Short-term loan	1,569	-
Accounts payable	161	-
Advance from customers	470	-
Accrued expenses and other current liabilities	15,726	-
Tax payable	9,408	-
Total current liabilities	27,334	-

Noncurrent liabilities
Other long-term liabilities	52,659	-
Total noncurrent liabilities	52,659	-

Total liabilities	$79,993	$-

Schedule of discontinued operations, net of tax
	For the years ended December 31,
	2020	2021	2022*

Interest income	$3,280	$1,884	$142
Interest cost	(5,916)	(7,322)	(457)
Net interest loss	(2,636)	(5,438)	(315)

Operating expenses
Selling expenses	(535)	(235)	(22)
General and administrative expenses	(11,168)	(12,998)	(760)
Total operating expenses	(11,703)	(13,233)	(782)

Operating loss	(14,339)	(18,671)	(1,097)

Other income (expenses)
Financial expenses, net	(719)	(604)	(70)
Investment income/(loss)	(1,778)	6	-
Other income, net	553	878	174
Total other (expenses) income, net	(1,944)	280	104

Loss before income tax expense	(16,283)	(18,391)	(993)
Income tax expense	(114)	(9,291)	(1)
Loss from discontinued operations, net	(16,397)	(27,682)	(994)

Less: Net loss attributable to non-controlling interests	(1)	(19)	-

Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	$(16,396)	$(27,663)	$(994)
*	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.